Redeemable Convertible Preferred Stock - Additional Information (Detail)	12 Months Ended
Jun. 30, 2019 $ / shares
Schedule Of Stockholders Equity [Line Items]
Dividends per share, declared	$ 0
Series A
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.06
Series B
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.12
Series C
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.148
Series D
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.20
Series E
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.3216
Series E-1
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.3216
Series F
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.4880
Series F-1
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.4880
Series G
Schedule Of Stockholders Equity [Line Items]
Dividends per share	0.7814
Series H
Schedule Of Stockholders Equity [Line Items]
Dividends per share	$ 1.3292